Consolidated Statements of Temporary Equity and Stockholders’ Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Series AA convertible preferred stock	Series A convertible preferred stock	Total temporary equity	Common stock	Additional paid-In capital	Notes receivable	Accumulated other comprehensive income	(Accumulated deficit)/ Retained earnings	Total
Balance at Dec. 31, 2018	$ 187,146	$ 655	$ 187,801	$ 1			$ 628	$ (63,977)	$ (63,348)
Balance (in Shares) at Dec. 31, 2018	24,870	36,476		849
Retroactive application of the recapitalization	$ (187,146)	$ (655)	(187,801)	$ 7,937	179,864				187,801
Retroactive application of the recapitalization (in Shares)	(24,870)	(36,476)		362,477
Balance at January 1, 2019				$ 7,938	179,864		628	(63,977)	124,453
Balance at January 1, 2019 (in Shares)				363,326
Net income (loss)								(16,991)	(16,991)
Other comprehensive loss							(1,133)		(1,133)
Note receivable						(15,000)			(15,000)
Interest on notes receivable						(29)			(29)
Stock-based compensation					744				744
Balance at Dec. 31, 2019				$ 7,938	180,608	(15,029)	(505)	(80,968)	92,044
Balance (in Shares) at Dec. 31, 2019				363,326
Net income (loss)								30,426	30,426
Other comprehensive income							3,562		3,562
Interest on notes receivable						(157)			(157)
Stock-based compensation					1,622				1,622
Balance at Dec. 31, 2020				$ 7,938	182,230	(15,186)	3,057	(50,542)	127,497
Balance (in Shares) at Dec. 31, 2020				363,326
Net income (loss)								36,262	36,262
Other comprehensive income							3,003		3,003
Exercise of vested options				$ 31	239				270
Exercise of vested options (in Shares)				1,420
Recapitalization transaction, net				$ 106	8,324				8,430
Recapitalization transaction, net (in Shares)				4,854
Exercise of warrants				$ 3	535				538
Exercise of warrants (in Shares)				119
Interest on notes receivable						(3)			(3)
Stock-based compensation					6,285				6,285
Balance at Dec. 31, 2021				$ 8,078	$ 197,613	$ (15,189)	$ 6,060	$ (14,280)	$ 182,282
Balance (in Shares) at Dec. 31, 2021				369,719